Contingencies and Commitments (Details) - Schedule of insurance policies contracted	12 Months Ended
Dec. 31, 2022 CLF
Schedule Of Insurance Policies Contracted Abstract
Errors and omissions liability policy	CLF 500
Civil responsibility policy	CLF 60,000